Acquisitions Acquistions (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2020	Sep. 30, 2022	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Business Combination, Consideration Transferred							$ 28
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain		$ 178	$ 36		$ 214
Business Combination, Goodwill Recognized, Description			81 million			45 million
Asset Acquisition, Contingent Consideration [Line Items]
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination						$ 7
Additional Paid in Capital							6,688		$ 7,106
Non Recourse Debt Non Current							17,846		13,603
Cubico II
Asset Acquisition, Contingent Consideration [Line Items]
Payments to Acquire Productive Assets							185
Windsor Solar
Asset Acquisition, Contingent Consideration [Line Items]
Asset Acquisition, Consideration Transferred, Contingent Consideration							5
Asset Acquisition, Indemnification Asset, Amount							17
Tunica Windpower LLC
Asset Acquisition, Contingent Consideration [Line Items]
Asset Acquisition, Consideration Transferred, Contingent Consideration							7
Asset Acquisition, Indemnification Asset, Amount							22
Agua Clara
Asset Acquisition, Contingent Consideration [Line Items]
Asset Acquisition, Indemnification Asset, Amount							98
AIMCo
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	25.00%			25.00%		25.00%
Other Income [Member]
Business Acquisition [Line Items]
Asset Acquisition of a VIE, Contingent Consideration, Remeasurement Gain							3		28	$ 0
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain							5	[1]	254	$ 0
Cubico Wind Complex
Business Acquisition [Line Items]
Asset Acquisition, Purchase Price							109
Great Cove Solar I
Business Acquisition [Line Items]
Asset Acquisition, Purchase Price							13
Asset Acquisition, Contingent Consideration, Liability			$ 6
Asset Acquisition, Consideration Transferred, Other Assets	$ 2
Great Cove Solar II
Business Acquisition [Line Items]
Asset Acquisition, Purchase Price							24
Asset Acquisition, Contingent Consideration, Liability		$ 22
Asset Acquisition, Consideration Transferred, Other Assets	12
Great Cove
Business Acquisition [Line Items]
Asset Acquisition of a VIE, Contingent Consideration, Remeasurement Gain						$ 32
Cajuina Wind Complex
Business Acquisition [Line Items]
Asset Acquisition, Purchase Price							22
Payments to Acquire Businesses, Gross							6
Cajuina Wind Complex II
Business Acquisition [Line Items]
Asset Acquisition, Purchase Price							24
Payments to Acquire Businesses, Gross							6
Asset Acquisition, Contingent Consideration, Liability	$ 3					$ 3
Serra Verde Wind Complex
Business Acquisition [Line Items]
Asset Acquisition, Purchase Price							18
Payments to Acquire Businesses, Gross							6
Asset Acquisition, Contingent Consideration [Line Items]
Notes Payable							12
New York Wind
Business Acquisition [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired							$ 352
Business Combination, Goodwill Recognized, Description							199 million
Asset Acquisition, Contingent Consideration [Line Items]
Non Recourse Debt Non Current							$ 126
Community Energy
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross							232
Payments to Acquire Businesses, Net of Cash Acquired							217
Other Payments to Acquire Businesses							$ 15
Business Combination, Goodwill Recognized, Description							90 million
Asset Acquisition, Contingent Consideration [Line Items]
Non Recourse Debt Non Current							$ 38
sPower [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred				$ 102
Asset Acquisition, Contingent Consideration [Line Items]
Additional Paid in Capital							3
Hardy Hills Wind
Business Acquisition [Line Items]
Asset Acquisition, Contingent Consideration, Liability							3
Asset Acquisition, Contingent Consideration [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets							52
Business Combination, Bargain Purchase, Gain Recognized, Amount							$ 6
Penonome Wind [Member]
Business Acquisition [Line Items]
Asset Acquisition, Purchase Price									80
Ventus Wind Complex [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred									90
Payments to Acquire Businesses, Gross									44
Other Payments to Acquire Businesses									$ 3
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage							25.00%
AES Clean Energy
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	75.00%					75.00%
Mountain View Power Partners
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired							75.00%
Agua Clara
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired							85.00%
Windsor Solar
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired							100.00%
Tunica Windpower LLC
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired							100.00%
Cubico II
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired							100.00%

[1]	of legal arbitration at Alto Maipo.
(4)For the year ended December 31, 2021, related to the remeasurement of our existing equity interest in sPower’s development platform as part of the step acquisition to form AES Clean Energy Development. See Note 25—Acquisitions for further information.
(5)For the year ended December 31, 2021, primarily related to the remeasurement of contingent consideration on the Great Cove Solar acquisition at AES Clean Energy. See Note 25—Acquisitions for further information.